Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 22,050,884	$ 13,916,155
Accounts and notes receivable, net	1,991,854	6,861,672
Inventories	11,425,190	3,105,673
Due from related parties	76,608	65,278
Short-term investment	4,611,832	5,961,605
Advance to suppliers	6,126,509	1,759,253
Prepaid expenses and other current assets	2,969,306	2,675,922
TOTAL CURRENT ASSETS	49,252,183	34,345,558
NON-CURRENT ASSETS
Restricted cash	700,094	700,060
Long term prepayments and other non-current assets	8,870,207	10,244,917
Plants, property and equipment, net	4,831,015	3,351,321
Construction in progress	17,851,784
Intangible assets, net	14,261,652	3,594,977
Long-term investments	5,104,400	5,381,441
Operating lease right-of-use assets	89,022	224,773
Deferred tax assets		852,037
TOTAL NON-CURRENT ASSETS	51,708,174	24,349,526
TOTAL ASSETS	100,960,357	58,695,084
CURRENT LIABILITIES
Accounts payable	5,310,617	34,486
Deferred revenue	1,231,613	179,407
Deferred revenue-related parties	360,581
Deferred government subsidy	2,980,004
Due to related parties	789,732
Income taxes payable	645,607	1,076,518
Operating lease liabilities, current	64,138	99,569
Accrued expenses and other current liabilities	512,654	330,902
TOTAL CURRENT LIABILITIES	11,894,946	1,720,882
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current
TOTAL NON-CURRENT LIABILITIES
TOTAL LIABILITES	11,894,946	1,720,882
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 24,528,000 shares issued and outstanding as of June 30, 2022)	2,453	2,453
Additional paid-in capital	31,966,816	31,966,816
Statutory reserves	2,508,635	2,473,801
Retained earnings	9,706,563	17,259,976
Accumulated other comprehensive income	191,566	2,148,906
Total shareholders’ equity attributable to controlling shareholders	44,376,033	53,851,952
Non-controlling interests	44,689,378	3,122,250
TOTAL EQUITY	89,065,411	56,974,202
TOTAL LIABILITIES AND EQUITY	$ 100,960,357	$ 58,695,084